ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2021 MT	Jan. 31, 2021 item	Jun. 30, 2020 USD ($)	Dec. 20, 2018 USD ($)	Aug. 31, 2015 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Proceeds from non-controlling interest						$ 28,088	$ 515
Capacity of polysilicon per annum (in MT)	35,000	70,000				30,000
Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Equity interest acquired (as a percent)				100.00%	1.00%
Payments to Acquire Businesses, Gross				$ 16,000
Percentage of sale of equity interest			4.40%
Proceeds from investment			$ 28,100
Xinjiang Daqo | Xinjiang Daqo Investment [Member]
Related Party Transaction [Line Items]
Percentage of sale of equity interest			4.40%
Daqo Group [Member] | Xinjiang Daqo
Related Party Transaction [Line Items]
Proceeds from non-controlling interest					$ 2,500